Property and Equipment - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Impairment charge	$ 16,838,000
Depreciation	38,192,000	$ 16,779,000
Gain (loss) on disposal of assets	0
Leasehold improvements and furniture fixtures
Property, Plant and Equipment [Line Items]
Depreciation	$ 40,457,000
Leasehold improvements and furniture fixtures | Minimum
Property, Plant and Equipment [Line Items]
Useful life (in years)	2 years
Leasehold improvements and furniture fixtures | Maximum
Property, Plant and Equipment [Line Items]
Useful life (in years)	3 years
Computer equipment
Property, Plant and Equipment [Line Items]
Useful life (in years)	3 years
Original cost	$ 1,677,000	$ 693,000